LINE OF CREDIT	9 Months Ended
Sep. 28, 2013
LINE OF CREDIT [Abstract]
LINE OF CREDIT

NOTE 4 - LINE OF CREDIT

In February 2013, the Company amended its credit facility with a bank to increase the availability from $25 million to $40 million. This facility is renewable annually and now terminates on June 15, 2014. Borrowings under this facility bear interest at LIBOR (0.652% at September 28, 2013) plus 200 basis points. The Company is charged three-eighths of a percent (0.375%) per year on the unused portion. At September 28, 2013 and December 31, 2012, the Company was in compliance with the terms and covenants of the credit facility, which remains unused.